MONARCH FUNDS

                               TREASURY CASH FUND
                              GOVERNMENT CASH FUND
                                    CASH FUND

                                UNIVERSAL SHARES

                     Supplement Dated 10/09/01 to Prospectus
                 Dated January 5, 2001 As Amended April 6, 2001



The ACH and wire instructions contained in the section entitled "Your Account - How to Contact the Funds" on page 6 of the Prospectus are replaced by the following:


                        ACH OR WIRE INVESTMENTS TO:
                             Comerica Bank
                             ABA # 121137522
                        FOR CREDIT TO:
                             Forum Shareholder Services, LLC
                             Account # 1891488817
                             Monarch Funds - Universal Shares
                             (Your Name)
                             (Your Account Number)

                                  MONARCH FUNDS

                               TREASURY CASH FUND
                              GOVERNMENT CASH FUND
                                    CASH FUND

                                PREFERRED SHARES

                          Supplement Dated 10/09/01 to
                            Prospectus Dated 6/27/01



The ACH and wire instructions contained in the section entitled "Your Account - How to Contact the Funds" on page 6 of the Prospectus are replaced by the following:


                        ACH OR WIRE INVESTMENTS TO:
                             Comerica Bank
                             ABA # 121137522
                        FOR CREDIT TO:
                             Forum Shareholder Services, LLC
                             Account # 1891488817
                             Monarch Funds - Preferred Shares
                             (Your Name)
                             (Your Account Number)

                                  MONARCH FUNDS

                               TREASURY CASH FUND
                              GOVERNMENT CASH FUND
                                    CASH FUND

                              INSTITUTIONAL SHARES

                          Supplement Dated 10/09/01 to
                            Prospectus Dated 1/05/01



The ACH and wire instructions contained in the section entitled "Your Account - How to Contact the Funds" on page 6 of the Prospectus are replaced by the following:


                        ACH OR WIRE INVESTMENTS TO:
                             Comerica Bank
                             ABA # 121137522
                        FOR CREDIT TO:
                             Forum Shareholder Services, LLC
                             Account # 1891488817
                             Monarch Funds - Institutional Shares
                             (Your Name)
                             (Your Account Number)

                                  MONARCH FUNDS

                               TREASURY CASH FUND
                              GOVERNMENT CASH FUND
                                    CASH FUND

                                 SERVICE SHARES

                          Supplement Dated 10/09/01 to
                            Prospectus Dated 1/05/01



The ACH and wire instructions contained in the section entitled "Your Account - How to Contact the Funds" on page 6 of the Prospectus are replaced by the following:


                        ACH OR WIRE INVESTMENTS TO:
                             Comerica Bank
                             ABA # 121137522
                        FOR CREDIT TO:
                             Forum Shareholder Services, LLC
                             Account # 1891488817
                             Monarch Funds - Service Shares
                             (Your Name)
                             (Your Account Number)

                                  MONARCH FUNDS

                               TREASURY CASH FUND
                              GOVERNMENT CASH FUND
                                    CASH FUND

                                 INVESTOR SHARES

                          Supplement Dated 10/09/01 to
                            Prospectus Dated 1/05/01



The ACH and wire instructions contained in the section entitled "Your Account - How to Contact the Funds" on page 6 of the Prospectus are replaced by the following:

                        ACH OR WIRE INVESTMENTS TO:
                             Comerica Bank
                             ABA # 121137522
                        FOR CREDIT TO:
                             Forum Shareholder Services, LLC
                             Account # 1891488817
                             Monarch Funds - Investor Shares
                             (Your Name)
                             (Your Account Number)